SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares	21,776	18,584
Granted (in shares) | shares	2,695	7,316
Exercised (in shares) | shares	(464)	(2,188)
Forfeited (in shares) | shares	(835)	(1,103)
Expired (in shares) | shares	(3,201)	(833)
Options outstanding, ending balance (in shares) | shares	19,971	21,776
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $ / shares	$ 42.68	$ 44.65
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	36.36	37.55
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares	34.41	40.17
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	39.23	44.86
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share) | $ / shares	47.87	45.24
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $ / shares	$ 41.33	$ 42.68